Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2023
Intangible Assets [Abstract]
Schedule of Components of Acquired Intangible Asset Balances	The following table summarizes the components of acquired intangible asset balances.
	As of June 30, 2023	As of December 31, 2022
	In thousands of USD
Software	$11,820	$11,689
Less: accumulated amortization	(7,944)	(7,167)
Intangible assets, net	$3,876	$4,522

Schedule of Future Amortization Expense of the Intangible Assets	The future amortization expense of the intangible assets for the twelve months ending June 30 of the following years is expected as follows:
Twelve months ending June 30,	Amortization expenses
In thousands of USD
2024	$1,697
2025	856
2026	768
2027	555
2028	-
Total	$3,876